Convertible Debentures (Details Narrative) - CAD ($)				1 Months Ended
	Jan. 12, 2024	Nov. 08, 2023	Nov. 02, 2023	May 31, 2023	May 26, 2021	Jul. 10, 2023
Interest Rate				0.04%	4.00%
Subsequent Event [Member]
November debenture issued	$ 2,543,636
Converted common shares issued	10,353,982
Additional november debenture closed	$ 966,036
Ataraxia Capital [Member]
Convertible debenture issued				$ 1,631,954		$ 265,560
Interest Rate				10.00%
Conversion price				$ 0.143
Dividend rate annually				10.00%
Mork Capital [Member]
November debenture issued		$ 1,378,340
Converted common shares issued		5,530,973
Description of november debentures		With the acquisition of the November Debentures, Mork Capital has the right to own, including the conversion of the first tranche of the November Debentures, 20,452,206 common shares, representing approximately 24.2% of the issued and outstanding common shares at December 31, 2023
Conversion price		$ 0.1808
Mork Capital [Member] | Subsequent Event [Member]
November debenture issued	$ 501,750
Conversion price	$ 0.1808
Common shares issued and outstanding	28.80%
TSX
Interest Rate			10.00%
Conversion price			$ 0.25